Nature of Operations and Summary of Significant Accounting Policies (Details)				1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 03, 2015 USD ($) director $ / shares shares	Jul. 30, 2014 USD ($) director	Jul. 14, 2014 director $ / shares shares	Jun. 30, 2015 USD ($) contract $ / shares shares	May. 31, 2015 USD ($)	Feb. 28, 2015 USD ($) director $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) shares	Jun. 30, 2015 USD ($) contract $ / shares shares	Mar. 31, 2015 $ / shares shares	Mar. 27, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) contract $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) contract $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Aug. 12, 2015 USD ($)
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Cumulative operating losses | $				$ (63,858,298)					$ (63,858,298)			$ (63,858,298)		$ (51,720,525)
Working capital (deficit) | $				(2,500,000)					(2,500,000)			(2,500,000)
Cash paid for acquisition | $													$ 1,375,000	2,125,000
Amount outstanding | $				$ 4,727,094					$ 4,727,094			4,727,094		4,782,538	$ 7,171,252
Debt converted | $							$ 6,301,241	$ 986,793							$ 6,744,139
Conversion of debt, shares issued | shares							5,139,169	246,867							1,854,638
Conversion of debt and interest into shares | $												752,000	$ 986,793	7,288,025	$ 11,063,816
Proceeds from issuance of convertible preferred stock and warrants | $												2,200,000		3,000,000
Proceeds from issuance of convertible preferred stock | $												$ 4,403,664		$ 3,039,501
Convertible preferred stock, shares issued | shares				44,030					44,030			44,030		2,229,702	0
Convertible preferred stock, par value				$ 0.0001					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Subscription received | $				$ 500,000					$ 500,000			$ 500,000
Allowance for doubtful accounts receivable | $				$ 15,000					$ 15,000			$ 15,000		$ 25,000	$ 89,000
Number of contracts | contract				437					437			437		348
Number of active contracts | contract				312					312			312		252
Placement Agent
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Period of warrant									5 years
Scarsdale Equities LLC
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)				$ 0.4816					$ 0.4816			$ 0.4816
Shares that may be purchased under warrant agreement | shares				703,997					703,997			703,997
Offering commission | $									$ 220,150
ROTH Capital Partners
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)				$ 0.5254					$ 0.5254			$ 0.5254
Shares that may be purchased under warrant agreement | shares				241,746					241,746			241,746
Offering commission | $									$ 105,836
Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Proceeds from issuance of convertible preferred stock and warrants | $														$ 2,200,000
Convertible Preferred Stock Series A
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares												9,000		2,229,702
Share price (in dollars per share)				$ 1.50					$ 1.50			$ 1.50		$ 1.50
Divident rate ( as a percentage)												8.00%
Initial Conversion price	$ 1.50
Preferred Stock Conversion Rate Adjusted	1.15
Convertible Preferred Stock Series A | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares														9,000
Share price (in dollars per share)														$ 1.50
Divident rate ( as a percentage)														8.00%
Initial Conversion price														$ 1.50
Preferred Stock Conversion Rate Adjusted														$ 1.15
Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares												2,065,891
Share price (in dollars per share)	1.15			1.15					$ 1.15			$ 1.15
Divident rate ( as a percentage)												8.00%
Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares														2,065,891
Share price (in dollars per share)														$ 1.15
Divident rate ( as a percentage)														8.00%
Convertible Preferred Stock Series C
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Divident rate ( as a percentage)									10.00%
Initial Conversion price				$ 0.4378					$ 0.4378			$ 0.4378
Gross Proceeds from offering | $									$ 10,000,000
Closing price (in percentage)									100.00%
Conversion trading days									40 days
Conversion consecutive trading days									60 days
Number of years of offering									4 years
Percentage of holders of preferred stock									50.00%
Additional Shares of common stock | shares												8,232,628
Stock Subscription Receivable | $				$ (450,000)					$ (450,000)			$ (450,000)
Note Payable Due April 2015
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Monthly payment | $					$ 50,000
Amount outstanding, including accrued interest | $				500,000					500,000			500,000		$ 714,553
Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding | $				$ 1,348,000					$ 1,348,000			$ 1,348,000		$ 1,350,000	$ 2,350,000
Notes Payable to Directors and Affiliates | Convertible Preferred Stock Series C
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Convertible preferred stock, shares issued | shares				4,000					4,000			4,000
Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)							$ 1.88							$ 2.00
Adjusted exercise price of warrants (in dollars per share)				$ 0.45					$ 0.45			$ 0.45
Period of warrant				5 years			5 years							5 years
Shares that may be purchased under warrant agreement | shares							3,289,086							2,229,702	232,450
Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)														$ 1.15
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)	2.00			$ 2.00					2.00			2.00
Adjusted exercise price of warrants (in dollars per share)	$ 0.4816			$ 0.4816					$ 0.4816			$ 0.4816
Period of warrant												5 years
Shares that may be purchased under warrant agreement | shares				9,000					9,000			9,000
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)														2.00
Adjusted exercise price of warrants (in dollars per share)														$ 1.15
Period of warrant														5 years
Shares that may be purchased under warrant agreement | shares														9,000
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Period of warrant												5 years
Shares that may be purchased under warrant agreement | shares				2,065,891					2,065,891			2,065,891
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Scarsdale Equities LLC
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Preferred Stock Conversion Rate Adjusted				$ 0.4816					$ 0.4816			$ 0.4816
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)														$ 1.15
Period of warrant														5 years
Shares that may be purchased under warrant agreement | shares														2,065,891
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)				1.15					1.15			1.15
Adjusted exercise price of warrants (in dollars per share)				0.4816					0.4816			0.4816
Preferred Stock Conversion Rate Adjusted				0.4816					0.4816			0.4816
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock | Convertible Preferred Stock Series C
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)				$ 0.4816					$ 0.4816			$ 0.4816
Period of warrant												5 years
Shares that may be purchased under warrant agreement | shares				10,057,119					10,057,119			10,057,119
Convertible preferred stock, shares issued | shares				44,030					44,030			44,030
Common Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares						74,765								4,542,782	319,000
Share price (in dollars per share)															$ 4.00
Additional Shares of common stock | shares									8,232,628			8,232,628			427,619
Private Placement
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)				$ 0.4816					$ 0.4816			$ 0.4816
Proceeds from issuance of convertible preferred stock and warrants | $														$ 3,000,000
Total (Cash and non-cash) gross proceeds | $				$ 4,403,000
Gross proceeds in the form of cash | $				$ 2,951,000
Private Placement | Convertible Preferred Stock Series A
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share)										$ 1.50				$ 1.50
Private Placement | Convertible Preferred Stock Series A | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share)											$ 1.50
Private Placement | Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share)										1.15
Private Placement | Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share)											1.15
Private Placement | Convertible Preferred Stock Series C
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Convertible preferred stock, shares issued | shares				44,030					44,030			44,030
Convertible preferred stock, par value				$ 100.00					$ 100.00			$ 100.00
Private Placement | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Promissory notes term				150 days
Gross proceeds in the form of promissory notes | $				$ 950,000
Private Placement | Notes Payable to Directors and Affiliates | Convertible Preferred Stock Series C
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)				$ 0.4378					$ 0.4378			$ 0.4378
Period of warrant				5 years
Private Placement | Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)														1.15
Private Placement | Common Stock Warrants | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Shares that may be purchased under warrant agreement | shares				232,983					232,983			232,983
Private Placement | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)										2.00				2.00
Adjusted exercise price of warrants (in dollars per share)										$ 0.4816				$ 1.15
Period of warrant										5 years				5 years
Shares that may be purchased under warrant agreement | shares										9,000				2,229,702
Private Placement | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)											2.00
Adjusted exercise price of warrants (in dollars per share)											$ 1.15
Period of warrant											5 years
Shares that may be purchased under warrant agreement | shares											9,000
Private Placement | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)										$ 1.15
Adjusted exercise price of warrants (in dollars per share)										$ 0.4816
Period of warrant										5 years
Shares that may be purchased under warrant agreement | shares										2,065,891
Proceeds from issuance of convertible preferred stock and warrants | $												$ 2,200,000
Private Placement | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)											$ 1.15
Period of warrant											5 years
Shares that may be purchased under warrant agreement | shares											2,065,891
Proceeds from issuance of convertible preferred stock and warrants | $											$ 2,200,000
Private Placement | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series C Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)				$ 0.4816					$ 0.4816			$ 0.4816
Period of warrant				5 years
Shares that may be purchased under warrant agreement | shares				10,057,119					10,057,119			10,057,119
Director
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)				$ 0.4378					$ 0.4378			$ 0.4378
Shares that may be purchased under warrant agreement | shares				913,659					913,659			913,659
Director | Convertible Preferred Stock Series C
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Stock Subscription Receivable | $				$ 950,000					$ 950,000			$ 950,000
Director | Convertible Preferred Stock Series C | Expected
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Subscription received | $																$ 500,000
Director | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)			$ 1.88
Period of warrant			5 years	5 years
Shares that may be purchased under warrant agreement | shares			2,250,000
Number of directors | director			2
Director | Private Placement | Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares	217,391
Director | Private Placement | Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares	217,391
Michael J. Hanson
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $				$ 302,000
Conversion of debt, shares issued | shares				3,020
Michael J. Hanson | Private Placement
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares				3,020
Michael J. Hanson | Private Placement | Notes Payable to Directors and Affiliates | Convertible Preferred Stock Series C
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares				1,020
James L. Davis
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $				$ 200,000
Conversion of debt, shares issued | shares				2,000
James L. Davis | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Period of warrant				5 years
James L. Davis | Common Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)				$ 0.44					$ 0.44			$ 0.44
Shares that may be purchased under warrant agreement | shares				241,900					241,900			241,900
James L. Davis | Private Placement
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares				2,000
Maximum | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)															$ 5.00
Minimum | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)															$ 4.00
Line of credit | Director
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding | $				$ 1,100,000					$ 1,100,000			$ 1,100,000		$ 1,100,000
Gross proceeds from financing transactions that would trigger the line of credit payable to a related party to become due | $														10,000,000
Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $	$ 250,000
Number of directors | director	1
Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $	$ 250,000
Number of directors | director	1
Line of credit | Michael J. Hanson | Private Placement | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Principal balance owned | $				$ 102,000
Financial Commitment Letter July 2014 | Director | Private Placement | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Number of directors | director						1
Financial Commitment Letter July 2014 | Director | Private Placement | Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares						217,391
Financial Commitment Letter July 2014 | Director | Private Placement | Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Warrants issued for debt conversion | shares						217,391
Exercise price of warrants (in dollars per share)						$ 1.15
Period of warrant						5 years
Financial Commitment Letter July 2014 | Michael J. Hanson | Private Placement | Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares						217,391
Financial Commitment Letter July 2014 | Michael J. Hanson | Private Placement | Convertible Preferred Stock Series C
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares									1,020
Financial Commitment Letter July 2014 | Michael J. Hanson | Private Placement | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Warrants issued for debt conversion | shares						217,391
Exercise price of warrants (in dollars per share)				$ 0.4816					$ 0.4816			$ 0.4816
Period of warrant						5 years			5 years
Shares that may be purchased under warrant agreement | shares				232,983					232,983			232,983
Financial Commitment Letter July 2014 | Michael J. Hanson | Private Placement | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)						$ 1.15
Adjusted exercise price of warrants (in dollars per share)						$ 0.4816
Financial Commitment Letter July 2014 | Line of credit | Director | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding | $				$ 348,000					$ 348,000			$ 348,000		350,000
Number of directors | director		2
Maximum borrowing capacity under financing agreement | $		$ 2,500,000
Interest rate (as a percentage)		10.00%				10.00%
Default interest rate (as a percentage)		18.00%
Amount outstanding, including accrued interest | $				$ 381,000					381,000			381,000		359,466
Principal amount of debt, maturity date extended | $						$ 450,000
Total borrowings | $												$ 350,000
Financial Commitment Letter July 2014 | Line of credit | Director | Notes Payable to Directors and Affiliates | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Interest rate (as a percentage)						10.00%
Principal amount of debt, maturity date extended | $						$ 450,000
Total borrowings | $														$ 350,000
Financial Commitment Letter July 2014 | Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $						250,000
Financial Commitment Letter July 2014 | Line of credit | Michael J. Hanson | Private Placement | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $						$ 250,000
Principal balance owned | $									$ 102,000